SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                  Money Market
                                      Fund

                               SEPTEMBER 30, 1998

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                James F. Carlin
                             William H. Cunningham*
                                Ronald R. Dion*
                              Harold R. Hiser, Jr.
                                Anne C. Hodsdon
                               Charles L. Ladner
                              Leo E. Linbeck, Jr.
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                     President and Chief Operating Officer
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803

========================CHAIRMAN'S MESSAGE======================================

DEAR FELLOW SHAREHOLDERS:

An often-used analogy for stock market performance over the short term is a roller coaster. That is because, while long-term history suggests the market`s general direction is up, its swings over the short term can be dramatic and, at times, violent. Recently, the market has given us a stark example of this phenomenon. From the new highs set in mid-July, the major indices plunged by 15% through the end of September. It was the worst such fall since 1990. For the first time in a number of years, some bonds and bond mutual funds outperformed stocks and stock mutual funds. Seeking safety in a world of global economic uncertainties, investors everywhere converged on U.S. Treasury bonds and pushed their yields to historic lows.

[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]

         For the record-breaking number of investors who have entered the market for the first time since 1990, it was their worst taste of stock market reality. We are pleased to report that most individual investors did not panic, and we hope that means they`ve taken our words to heart. Over the long term, markets do not move up or down in a straight line. That`s why after watching the market charge ahead almost uninterrupted for so many years, we have been striking a more cautionary stance in this space over the last several months.

         Analysts are still pondering whether the global turmoil and the prospects for slower U.S. economic and corporate earnings growth are signs that the long bull market has finally run its course. While we don`t make a practice of opining on what the market will do next, we continue to believe it would be wise for investors to set more realistic expectations. Over the long term, the market`s historical results have been more in the 10% per year range, which is still a solid result, considering it has been produced despite wars, depressions and other social upheavals along the way.

         There is no doubt, however, that the market`s heightened volatility and recent dramatic moves have been cause for concern. In these uncertain times, it becomes even harder to remember to "stay the course" and stick to your long-term investment plan. But this remains the essential tenet of successful investing. Now could also be a good time to review your asset allocation with your investment professional, keeping in mind that the last six months` divergence in performance of stocks and high-quality bonds is a perfect example of why all your eggs shouldn`t be in one basket.

Sincerely,


/s/ Edward J. Boudreau, Jr.
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                By Dawn Baillie for the Portfolio Management Team
                                  John Hancock
                               Money Market Fund

                     Money market funds provide safety and
                      competitive yields in volatile market

Money market funds turned in competitive results over the last six months, as investors sought safe havens from growing economic turmoil in Asia, Russia and other emerging markets. Right from the start of the period in April, the financial markets became increasingly volatile, and reached fever pitch in August after Russia`s debt default and currency devaluation. In a global flight from financial risk, investors fled all but the safest securities, causing stock markets worldwide to plummet. As a result, U.S. Treasury bonds` prices soared, and yields, which move in the opposite direction from prices, fell. In particular, the bellwether 30-year Treasury bond`s yield fell to 5.0% by the end of September, the first time it was that low in more than 30 years. Investors also fled to another safe haven - money market securities - driving their prices up and yields down. But long-term interest rates fell more, to levels that were lower than the yields on shorter-term securities - a rare occurrence known as an inverted yield curve. The result was that money market funds were able to provide investors with both a very competitive return and safety.

[A 3 3/4" x 2 1/4" photo at bottom of page of fund management team members. Caption below reads "Fund management team members (l - r): Jeff Given, Dawn Baillie, Bill Larkin, Jr. and Barry Evans."]

         The global turmoil also prompted the Federal Reserve to reverse course and lower the federal funds rate by one quarter percentage point to 5.25% on September 29. The federal funds rate is the rate banks charge each other for overnight loans, and it is also a key pricing benchmark for money market securities. Until now, the Fed`s recent bias had been toward raising rates to prevent inflation in the face of a strong U.S. economy and low unemployment. However, its inflation concerns have since been overshadowed by a desire to ease the potential for the overseas slowdown to serve as a drag on the U.S. economy.

"Money market funds turned in competitive results..."

================================================================================

                     John Hancock Funds - Money Market Fund

 "...the prospect for U.S. interest rates to fall further remains real."

[Bar chart at top of left hand column with the heading "7-Day Effective Yield". Under the heading is a note that reads "As of September 30, 1998". The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 4.74% total return for John Hancock Money Market Fund Class
A. The second bar represents the 3.86% total return for John Hancock Money Market Fund Class B. The third bar represents the 3.86% total return for John Hancock Money Market Fund Class C and the fourth bar represents the 4.87% total return for Average taxable money market fund. A note below the chart reads "The average taxable money market fund is tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results."

         On September 30, 1998, John Hancock Money Market Fund had a 7-day effective yield of 4.74% for Class A shares, 3.86% for Class B shares and 3.86% for Class C shares. By comparison, the average taxable money market fund had a 7-day effective yield of 4.87%, according to Lipper Analytical Services, Inc.

Long and short maturity

We kept the Fund`s average maturity approximately five days longer than its peers` during the period. This more aggressive strategy was based on our ongoing belief that the Fed would not raise interest rates, given the potential for a slowing economy. With interest rates staying low, and potentially falling more, we wanted to lock in higher yields by lengthening our maturity. Although our maturity was longer than our peers`, overall the Fund`s average maturity shortened by about 15 days. This might seem like a paradox, since shortening maturity does not normally get us better yield in a falling rate environment. But the situation this period was anything but normal. In this rare moment when the short-term federal funds rate remained unchanged while longer-term rates fell below it, we were able to maintain a higher yield by staying shorter. We did this by keeping a larger portion than usual of the Fund`s assets in overnight money market securities pegged directly to the federal funds rate. This strategy helped us keep the Fund`s yield approximately the same from the beginning of the period to the end.

A look ahead

With investor uncertainty abounding and global economies still struggling, the prospect for U.S. interest rates to fall further remains real. Even though the U.S. economy remains vibrant, with the lowest unemployment rate in years, the Fed is now less concerned about inflation. Indeed, many analysts have already concluded that if global turmoil persists, the Federal Reserve will lower short-term rates even more to help the U.S. economy ward off the effects of slower global growth. In this environment, we`ll keep our maturity longer than average until we get closer to year end, when technical market considerations always cause us to briefly shorten maturity to take advantage of buying opportunities. As always, we maintain our focus on providing shareholders with a competitive level of current income, while maintaining stability of principal.
--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund`s period discussed in this report. Of course, the team`s views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

=========================FINANCIAL STATEMENTS===================================

                     John Hancock Funds - Money Market Fund

The Statement of Assets and Liabilities is the Fund`s balance sheet and shows the value of what the Fund owns, is due and owes on September 30, 1998. You`ll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
Assets:
 Investments, in money market instruments, at value -
   Note C:
   Commercial paper (cost -  $243,644,826) .............   $243,644,826
   Negotiable bank certificates of deposit
    (cost - $6,671,281) ................................      6,671,281
   Corporate interest-bearing obligations
    (cost - $128,792,942) ..............................    128,792,942
    U.S. government obligations (cost - $91,969,190) ...     91,969,190
    Joint repurchase agreement (cost - $134,732,000) ...    134,732,000
                                                           ------------
                                                            605,810,239
Cash ...................................................         19,225
Receivable for shares sold .............................         24,966
Interest receivable ....................................      3,823,271
Other assets ...........................................         54,966
                                                           ------------
                      Total Assets .....................    609,732,667
                      __________________________________________________________

Liabilities:
    Payable for shares repurchased .....................        513,625
    Dividend payable ...................................         67,223
    Payable to John Hancock Advisers, Inc. and
    affiliates - Note B ................................        326,971
Accounts payable and accrued expenses ..................        191,087
                                                           ------------
                      Total Liabilities ................      1,098,906
                      __________________________________________________________

Net Assets:
    Capital paid-in ....................................    608,633,761
                                                           ------------
                      Net Assets .......................   $608,633,761
                      ==========================================================

Net Asset Value, Offering Price and
Redemption Price Per Share:
(Based on net asset  values and shares of  beneficial
 interest  outstanding - 3,500,000,000  shares
 authorized  with  $0.01 per share par  value)
Class A - $414,848,997 / 414,928,170....................          $1.00
================================================================================
Class B - $193,031,596 / 193,050,107....................          $1.00
================================================================================
Class C* - $753,168 / 753,168...........................          $1.00
================================================================================
* Class C shares commenced operations on May 1, 1998.

The Statement of Operations summarizes the Fund`s investment income earned and expenses incurred in operating the Fund.

Statement of Operations
Six months ended September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest .................................   $12,852,483
                                             -----------
Expenses:
  Investment management fee - Note B .....       914,757
  Distribution and service fee - Note B
    Class A ..............................       257,193
    Class B ..............................       570,781
    Class C ..............................           904
  Transfer agent fee - Note B ............       581,514
  Registration and filing fees ...........       187,550
  Custodian fee ..........................        53,199
  Financial services fee - Note B ........        36,359
  Auditing fee ...........................        17,626
  Printing ...............................        13,998
  Trustees` fees .........................        11,819
  Miscellaneous ..........................         4,578
  Legal fees .............................         3,019
                                             -----------
               Net Expenses ..............     2,653,297
               _________________________________________
               Net Investment Income .....    10,199,186
               _________________________________________
               Net Increase in Net Assets
               Resulting from Operations..  $ 10,199,186
               =========================================

                        SEE NOTES TO FINANCIAL STATEMENTS

===========================FINANCIAL STATEMENTS=================================

                     John Hancock Funds - Money Market Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                                                       SIX MONTHS ENDED
                                                                        YEAR ENDED    SEPTEMBER 30, 1998
                                                                      MARCH 31, 1998     (UNAUDITED)
                                                                      --------------   ---------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income ..........................................   $  18,341,303       $  10,199,186
                                                                    ---------------    ---------------
Distributions to Shareholders:
  Dividends from net investment income
      Class A - ($0.0482 and $0.0234 per share, respectively)......    (14,426,990)         (8,010,815)
      Class B - ($0.0397 and $0.0192 per share, respectively)......     (3,914,313)         (2,184,871)
      Class C - (none and $0.0156 per share, respectively).........          --                 (3,500)
                                                                      -------------    ---------------
        Total Distributions to Shareholders .......................    (18,341,303)        (10,199,186)
                                                                      -------------    ---------------
From Fund Share Transactions - Net: * .............................    (95,720,210)        214,844,982
                                                                      -------------    ---------------
Net Assets:
  Beginning of period .............................................    489,508,989         393,788,779
                                                                      -------------    ---------------
  End of period ...................................................  $ 393,788,779     $   608,633,761
                                                                     ===============   ===============
* Analysis of Fund Share Transactions at $1 Per Share:
CLASS A
   Shares sold .................................................... $3,870,818,878     $ 2,146,228,400
   Shares issued to shareholders in reinvestment of distributions .     12,110,373           6,669,566
                                                                    --------------     ---------------
                                                                     3,882,929,251       2,152,897,966
   Less shares repurchased ........................................ (3,929,619,558)     (2,050,811,235)
                                                                    ---------------    ---------------
   Net increase (decrease) ........................................  ($ 46,690,307)    $   102,086,731
                                                                    ===============    ===============
CLASS B
   Shares sold ....................................................  $ 619,548,975     $   300,206,626
   Shares issued to shareholders in reinvestment of distributions .      3,015,287           1,790,789
                                                                     -------------     ---------------
                                                                       622,564,262         301,997,415
   Less shares repurchased ........................................   (671,594,165)       (189,992,332)
                                                                     -------------     ---------------
   Net increase (decrease) ........................................  ($ 49,029,903)    $   112,005,083
                                                                     ===============   ===============
CLASS C**
   Shares sold ....................................................        --               $  883,919
   Shares issued to shareholders in reinvestment of distributions .        --                    2,422
                                                                     ---------------   ---------------
                                                                           --                  886,341
   Less shares repurchased ........................................        --                 (133,173)
                                                                     ---------------   ---------------
   Net increase ...................................................        --                $ 753,168
                                                                     ==============    ===============
** Class C shares commenced operations on May 1, 1998

The Statement of Changes in Net Assets shows how the value of the Fund`s net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                     John Hancock Funds - Money Market Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                             PERIOD FROM
                                         SEPTEMBER 12, 1995                     PERIOD FROM                     SIX MONTHS ENDED
                                          (COMMENCEMENT OF       YEAR ENDED    NOVEMBER 1, 1996   YEAR ENDED      SEPTEMBER 30,
                                           OPERATIONS) TO        OCTOBER 31,    TO MARCH 31,       MARCH 31,         1998
                                          OCTOBER 31, 1995         1996           1997(5)            1998         (UNAUDITED)
                                          ----------------       --------        --------          --------     -----------------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period...      $1.00               $1.00          $1.00              $1.00            $1.00
                                            --------            --------       --------           --------         --------
  Net Investment Income..................       0.01                0.05           0.02               0.05             0.02
                                            --------            --------       --------           --------         --------
  Less Distributions:
  Dividends from Net Investment Income...      (0.01)              (0.05)         (0.02)             (0.05)           (0.02)
                                            --------            --------       --------           --------         --------
  Net Asset Value, End of Period.........      $1.00               $1.00          $1.00              $1.00            $1.00
                                            ========            ========       ========           ========         ========
 Total  Investment  Return at Net Asset
  Value (2)..............................      0.64%(3)            4.56%          1.80%(3)           4.92%            2.34%(3)
Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted)   $20,942            $262,475       $359,453           $312,762         $414,849
  Ratio of  Expenses to Average Net Assets     1.07%(4)            1.17%          1.10%(4)           0.89%            0.95%(4)
  Ratio of Net Investment Income to
  Average Net Assets.....................      4.94%(4)            4.41%          4.44%(4)           4.82%            4.67%(4)


                                                                                PERIOD FROM                     SIX MONTHS ENDED
                                                   YEAR ENDED OCTOBER 31,     NOVEMBER 1, 1996  YEAR ENDED        SEPTEMBER 30,
                                          ___________________________________   TO MARCH 31,     MARCH 31,            1998
                                          1993     1994     1995(1)    1996      1997(5)           1998            (UNAUDITED)
                                        -------- --------  --------  --------   --------         --------           --------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period.   $1.00    $1.00      $1.00    $1.00       $1.00             $1.00             $1.00
                                        -------- --------  --------  -------     -------          --------          --------
  Net Investment Income................    0.01     0.02       0.04     0.04        0.01              0.04              0.02
                                        -------- --------  --------  --------   --------          --------          --------
  Less Distributions:
  Dividends from Net Investment Income.  (0.01)   (0.02)     (0.04)   (0.04)      (0.01)            (0.04)            (0.02)
                                       -------- --------  --------  --------   --------          --------           --------
  Net Asset Value, End of Period.......   $1.00    $1.00      $1.00    $1.00       $1.00             $1.00             $1.00
                                        ======== ========  ========  ========   =========         ========          ========
  Total Investment Return at
Net Asset Value (2)....................   0.85%    1.87%      4.07%    3.71%       1.45%(3)          4.04%             1.91%(3)
Ratios and Supplemental Data
  Net Assets, End of Period
 (000s omitted)........................ $31,546  $58,366    $54,313 $108,162    $130,056           $81,027          $193,032
  Ratio of Expenses to Average
  Net Assets...........................   2.44%    2.06%      1.92%    2.00%       1.96%(4)          1.74%             1.80%(4)
  Ratio of Net Investment Income to
  Average Net Assets...................   0.85%    1.97%      3.96%    3.58%       3.60%(4)          3.97%             3.83%(4)

The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                        SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                     John Hancock Funds - Money Market Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                     PERIOD
                                                               FROM MAY 1, 1998
                                                              (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                              SEPTEMBER 30, 1998
                                                                  (UNAUDITED)
                                                                 -------------
CLASS C
Per Share Operating Performance
  Net Asset Value, Beginning of Period..........................     $1.00
                                                                  --------
  Net Investment Income.........................................      0.02
                                                                  --------
  Less Distributions:
  Dividends from Net Investment Income..........................     (0.02)
                                                                  --------
  Net Asset Value, End of Period................................     $1.00
                                                                  ========
  Total Investment Return at Net Asset Value (2)................     1.55%(3)
Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted)......................      $753
  Ratio of Expenses to Average Net Assets.......................     1.80%(4)
  Ratio of Net Investment Income to Average Net Assets..........     3.85%(4)
(1)On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2)Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)Not annualized.
(4)Annualized.
(5)ffective March 31, 1997, the fiscal period end changed from October 31 to March 31.

                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

Schedule of Investments
September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Money Market Fund on September 30, 1998. It `s divided into five types of short-term investments. The categories of short-term investments are further broken down by industry group.


                                                             PAR VALUE
                                 INTEREST      QUALITY        (000s          MARKET
ISSUER, DESCRIPTION                RATE        RATINGS*       OMITTED)       VALUE
-------------------                ----        --------       --------       -----
COMMERCIAL PAPER
Banking - Foreign (2.46%)
  Unifunding,
   10-21-98....................   5.550%        Tier 1         $15,000    $14,953,750
                                                                          -----------
Broker Services (12.63%)
  Bear Stearns Cos., Inc.,
   10-08-98....................   5.510         Tier 1          27,000     26,971,073
  Goldman Sachs Group, L.P.,
   10-05-98....................   5.500         Tier 1          25,000     24,984,722
  Merrill Lynch & Co., Inc.,
   10-16-98....................   5.520         Tier 1          25,000     24,942,500
                                                                          -----------
                                                                           76,898,295
                                                                          -----------
Chemical (3.94%)
  DuPont (E.I.) de Nemours & Co.,
   10-08-98....................   5.500         Tier 1          24,000     23,974,333

Finance (12.38%)
  American Express Credit Corp.,
   10-05-98....................   5.500         Tier 1          10,000      9,993,889
  American Honda Finance Corp.,
   10-01-98....................   5.520         Tier 1           3,025      3,025,000
  American Honda Finance Corp.,
   10-06-98....................   5.500         Tier 1           6,988      6,982,662
  American Honda Finance Corp.,
   10-16-98....................   5.520         Tier 1          19,900     19,854,230
  Heller Financial, Inc.,
   10-09-98....................   5.580         Tier 1          22,500     22,472,100
  International Business Machines
  Credit Corp.,
   10-02-98....................   5.500         Tier 1          13,000     12,998,014
                                                                         ------------
                                                                           75,325,895
                                                                         ------------
Mortgage Banking (4.84%)
  Countrywide Home Loans,
   10-02-98....................   5.530         Tier 1          28,000     27,995,699
  Countrywide Home Loans,
   10-08-98....................   5.530         Tier 1           1,500      1,498,387
                                                                         ------------
                                                                           29,494,086
                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

                                                             PAR VALUE
                                 INTEREST      QUALITY        (000s          MARKET
ISSUER, DESCRIPTION                RATE        RATINGS*       OMITTED)       VALUE
-------------------                ----        --------       --------       -----

Retail Stores (1.64%)
  Sears Roebuck Acceptance Corp.,
   10-02-98....................   5.520%        Tier 1       $10,000        $9,998,467
                                                                          ------------
Utilities - Telephone (2.14%)
  GTE Corp.,
   10-01-98....................   5.550         Tier 1        13,000        13,000,000
                                                                          ------------
                                TOTAL COMMERCIAL PAPER
                                    (Cost $243,644,826)      (40.03%)      243,644,826
                                                             ---------    ------------

NEGOTIABLE  BANK  CERTIFICATES  OF DEPOSIT
U.S Branches of Foreign Banks (1.10%)
  Abbey National Treasury Services,
   12-21-98....................   6.500         Tier 1         1,024         1,025,038
  Abbey National Treasury Services,
   01-19-99....................   5.375         Tier 1           647           646,374
  Deutsche Bank, AG,
   10-26-98....................   5.950         Tier 1         5,000         4,999,869
                                                                          ------------
                                                                             6,671,281
                                                                          ------------
          TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
                                      (Cost $6,671,281)       (1.10%)        6,671,281
                                                             ---------   -------------

CORPORATE INTEREST-BEARING OBLIGATIONS
Automotive (4.93%)
  Chrysler Financial Corp.,
   10-15-98....................   5.375         Tier 1         5,000         4,999,326
  Chrysler Financial Corp.,
   01-21-99....................   5.650         Tier 1         5,000         4,998,359
  Ford Motor Credit Co.,
   01-15-99....................   5.625         Tier 1        15,000        14,994,126
  General Motors Acceptance Corp.,
   02-26-99....................   5.950         Tier 1         5,000         5,003,986
                                                                         -------------
                                                                            29,995,797
                                                                         -------------
Banking (4.12%)
  Norwest Corp.,
   10-13-98....................   6.000         Tier 1         8,000         8,000,523
  PNC Funding Corp.,
   01-11-99....................   5.180         Tier 1        15,950        15,926,038
  Security Pacific Corp.,
   05-15-99....................   9.750         Tier 1         1,100         1,125,729
                                                                        --------------
                                                                            25,052,290
                                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                             PAR VALUE
                                 INTEREST      QUALITY        (000s          MARKET
ISSUER, DESCRIPTION                RATE        RATINGS*       OMITTED)       VALUE
-------------------                ----        --------       --------       -----

Finance (3.74%)
  Beneficial Corp.,
   11-30-98....................   8.230%        Tier 1        $5,000        $5,019,316
  Heller Financial, Inc.,
   12-15-98....................   8.000         Tier 1         4,656         4,676,079
  Nynex Capital Funding Co.,
   07-19-99....................   7.610         Tier 1         3,000         3,044,342
  Nynex Credit Co.,
   09-15-99....................   6.200         Tier 1        10,000        10,047,607
                                                                        --------------
                                                                            22,787,344
                                                                        --------------
Machinery (3.10%)
  John Deere Capital Corp.,
   02-01-99....................   6.000         Tier 1         3,900         3,903,101
  John Deere Capital Corp.,
   04-19-99....................   6.680         Tier 1        14,900        14,974,053
                                                                        --------------
                                                                            18,877,154
                                                                        --------------
Retail Stores (3.63%)
  Penney (J.C.) Co., Inc.,
   11-15-98....................   5.375         Tier 1         2,000         1,998,608
  Penney (J.C.) Co., Inc.,
   06-15-99....................   6.875         Tier 1         3,000         3,023,212
  Sears Roebuck Acceptance Corp.,
   10-26-98....................   6.110         Tier 1         2,030         2,030,300
  Sears Roebuck Acceptance Corp.,
   11-01-98....................   8.450         Tier 1        15,000        15,031,006
                                                                        --------------
                                                                            22,083,126
                                                                        --------------
Utilities - Electric (1.64%)
  Southern California Edison Co.,
   12-15-98....................   5.600         Tier 1        10,000         9,997,231
                                                                        --------------
          TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
                                   (Cost $128,792,942)       (21.16%)      128,792,942
                                                            ---------   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                                  PAR VALUE
                                      INTEREST      QUALITY        (000s          MARKET
ISSUER, DESCRIPTION                     RATE        RATINGS*       OMITTED)       VALUE
-------------------                     ----        --------       --------       -----

U.S. GOVERNMENT OBLIGATIONS
Governmental-U.S. Agencies (15.11%)
  Federal Home Loan Bank,
   10-08-98 #.......................   5.750%        Tier 1         $5,000      $5,000,000
  Federal Home Loan Bank,
   03-02-99 #.......................   5.610         Tier 1         20,000      20,000,000
  Student Loan Marketing Association,
   11-06-98.........................   4.793**       Tier 1          5,500       5,499,022
  Student Loan Marketing Association,
   11-06-98 #.......................   4.743**       Tier 1         37,000      36,972,420
  Student Loan Marketing Association,
   11-10-98.........................   4.733**       Tier 1         10,000       9,997,748
  Student Loan Marketing Association,
   12-16-98 #.......................   5.510         Tier 1         14,500      14,500,000
                                                                              ------------
                                                                                91,969,190
                                                                              ------------
                          TOTAL U.S. GOVERNMENT OBLIGATIONS
                                         (Cost $91,969,190)        (15.11%)     91,969,190
                                                                  ---------   ------------


                                                   INTEREST
                                                     RATE
                                                  -----------

JOINT REPURCHASE AGREEMENT
 Investment in a joint repurchase
 agreement transaction with
 Toronto Dominion Securities
 USA, Inc. - Dated 09-30-98, due 10-01-98
 (Secured by U.S.Treasury Bond, 8.875%,
 due 02-15-19 and U.S. Treasury Notes,
 5.75% thru 7.50%,
 due 01-15-00 thru 11-15-01)- Note A                5.58%          134,732     134,732,000
                                                                 ------------ ------------
                         TOTAL JOINT REPURCHASE AGREEMENT
                                      (Cost $134,732,000)          (22.14%)    134,732,000
                                                                 ------------ ------------
                                        TOTAL INVESTMENTS          (99.54%)    605,810,239
                                                                 ------------ ------------
                        OTHER ASSETS AND LIABILITIES, NET           (0.46%)      2,823,522
                                                                 ------------ ------------
                                         TOTAL NET ASSETS         (100.00%)   $608,633,761

                                                                 ============ ============

 * Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.
**  Floating rate note. Stated interest rate in effect as of September 30, 1998.
 #  Call date.
The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS

===========================NOTES TO FINANCIAL STATEMENTS========================

                     John Hancock Funds - Money Market Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES
John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Money Market Fund (the "Fund") and the John Hancock U.S. Government Cash Reserve (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

         The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The Trustees authorized the issuance on Class C shares effective May 1, 1998. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

        Significant accounting policies of the Fund are as follows:
VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund`s custodian bank receives delivery of the underlying securities for the joint account on the Fund`s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund`s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund records all distributions to shareholders from net investment income on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

===========================NOTES TO FINANCIAL STATEMENTS========================

                     John Hancock Funds - Money Market Fund

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $1 billion, collectively. The Fund is permitted to borrow only from the uncommitted portion of the unsecured lines of credit, which totals $500 million. Interest is charged to each fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating funds. The Fund had no borrowing activity for the period ended September 30, 1998.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund`s average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000. Effective November 22, 1995, the maximum fee of the first $750,000,000 of the Fund`s average daily net assets has been reduced to 0.40% of the Fund`s average daily net assets and cannot be reinstated to the original contracted amounts without the Trustees` consent.
         John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, is the principal underwriter of the Fund.
         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 30, 1998, contingent deferred sales charges paid to JH Funds amounted to $406,863.
         Class C shares which are redeemed within one year of purchases will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended September 30, 1998, contingent deferred sales charges paid to JH Funds amounted to $476.
         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets to reimburse JH Funds for its distribution and service costs. Presently the 12b-1 expense rate on Class A has been reduced to 0.15% of the average daily net assets and cannot be reinstated to 0.25% without the Trustees` consent. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund`s 12b-1 payments could occur under certain circumstances.
         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Co. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

===========================NOTES TO FINANCIAL STATEMENTS========================

                     John Hancock Funds - Money Market Fund

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.
         Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund`s deferred compensation liability are recorded on the Fund`s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C -
INVESTMENT  TRANSACTIONS
Purchases and proceeds from sales and maturities of investment securities, other than obligations of the U.S. government and its agencies, during the period ended September 30, 1998, aggregated $15,109,333,214 and $14,898,239,597, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $80,934,326 and $84,480,000, respectively, during the period ended September 30, 1998.
         The cost of investments owned at September 30, 1998 for federal income tax purposes was $605,810,239.

================================================================================

                                                                 ---------------
[LOGO] JOHN HANCOCK FUNDS                                           Bulk Rate
       A Global Investment Management Firm                        U.S. Postage
                                                                      PAID
101 Huntington Avenue, Boston, MA 02199-7603                      Randolph, MA
1-800-755-4371  1-800-554-6713 (TDD)                              Permit No. 75
Internet: www.jhancock.com/funds                                 ---------------

--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock Money Market Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating polices.

[Recycle Logo] Printed on Recycled Paper

                                                                      44OSA 9/98
                                                                           11/98

                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


                                      U.S.

                                   Government

                                  Cash Reserve

                               SEPTEMBER 30, 1998

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                James F. Carlin
                             William H. Cunningham*
                                Ronald R. Dion*
                              Harold R. Hiser, Jr.
                                Anne C. Hodsdon
                               Charles L. Ladner
                              Leo E. Linbeck, Jr.
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                     President and Chief Operating Officer
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110]

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803

===========================CHAIRMAN'S MESSAGE===================================

DEAR FELLOW SHAREHOLDERS:

An often-used analogy for stock market performance over the short term is a roller coaster. That is because, while long-term history suggests the market's general direction is up, its swings over the short term can be dramatic and, at times, violent. Recently, the market has given us a stark example of this phenomenon. From the new highs set in mid-July, the major indices plunged by 15% through the end of September. It was the worst such fall since 1990. For the first time in a number of years, some bonds and bond mutual funds outperformed stocks and stock mutual funds. Seeking safety in a world of global economic uncertainties, investors everywhere converged on U.S. Treasury bonds and pushed their yields to historic lows.

[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]

         For the record-breaking number of investors who have entered the market for the first time since 1990, it was their worst taste of stock market reality. We are pleased to report that most individual investors did not panic, and we hope that means they've taken our words to heart. Over the long term, markets do not move up or down in a straight line. That's why after watching the market charge ahead almost uninterrupted for so many years, we have been striking a more cautionary stance in this space over the last several months.

         Analysts are still pondering whether the global turmoil and the prospects for slower U.S. economic and corporate earnings growth are signs that the long bull market has finally run its course. While we don't make a practice of opining on what the market will do next, we continue to believe it would be wise for investors to set more realistic expectations. Over the long term, the market's historical results have been more in the 10% per year range, which is still a solid result, considering it has been produced despite wars, depressions and other social upheavals along the way.

         There is no doubt, however, that the market's heightened volatility and recent dramatic moves have been cause for concern. In these uncertain times, it becomes even harder to remember to "stay the course" and stick to your long-term investment plan. But this remains the essential tenet of successful investing. Now could also be a good time to review your asset allocation with your investment professional, keeping in mind that the last six months' divergence in performance of stocks and high-quality bonds is a perfect example of why all your eggs shouldn't be in one basket.

Sincerely,

/s/ Edward J. Boudreau, Jr.
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

               By Dawn Baillie for the Portfolio Management Team
                                  John Hancock
                                U.S. Government
                                  Cash Reserve

                     Money market funds provide safety and
                     competitive yields in volatile market

Money market funds turned in competitive results over the last six months, as investors sought safe havens from growing economic turmoil in Asia, Russia and other emerging markets. Right from the start of the period in April, the financial markets became increasingly volatile, and reached fever pitch in August after Russia's debt default and currency devaluation. In a global flight from financial risk, investors fled all but the safest securities, causing stock markets worldwide to plummet. As a result, U.S. Treasury bonds' prices soared, and yields, which move in the opposite direction from prices, fell. In particular, the bellwether 30-year Treasury bond's yield fell to 5.0% by the end of September, the first time it was that low in more than 30 years. Investors also fled to another safe haven-money market securities - driving their prices up and yields down. But long-term interest rates fell more, to levels that were lower than the yields on shorter-term securities - a rare occurrence known as an inverted yield curve. The result was that money market funds were able to provide investors with both a very competitive return and safety.

[A 3 3/4" x 2 1/4" photo at bottom of page of fund management team members. Caption below reads "Fund management team members (l - r): Jeff Given, Dawn Baillie, Bill Larkin, Jr. and Barry Evans."]

         The global turmoil also prompted the Federal Reserve to reverse course and lower the federal funds rate by one quarter percentage point to 5.25% on September 29. The federal funds rate is the rate banks charge each other for overnight loans, and it is also a key pricing benchmark for money market securities. Until now, the Fed's recent bias had been toward raising rates to prevent inflation in the face of a strong U.S. economy and low unemployment. However, its inflation concerns have since been overshadowed by a desire to ease the potential for the overseas slowdown to serve as a drag on the U.S. economy.

"Money market funds turned in competitive results..."

================================================================================

               John Hancock Funds - U.S. Government Cash Reserve

"...the prospect for U.S. interest rates to fall further remains real."

[Bar chart at top of left hand column with the heading "7-Day Effective Yield". Under the heading is a note that reads "As of September 30, 1998". The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 5.25% total return for John Hancock U.S. Government Cash Reserve. The second bar represents the 4.85% total return for Average U.S. government money market fund. A note below the chart reads "The average U.S. government money market fund is tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results."]

         On September 30, 1998, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 5.25%. By comparison, the average U.S. government money market fund had a 7-day effective yield of 4.85%, according to Lipper Analytical Services, Inc.

Long and short maturity

We kept the Fund's average maturity approximately five days longer than its peers' during the period. This more aggressive strategy was based on our ongoing belief that the Fed would not raise interest rates, given the potential for a slowing economy. With interest rates staying low, and potentially falling more, we wanted to lock in higher yields by lengthening our maturity. Although our maturity was longer than our peers', overall the Fund's average maturity shortened by about 15 days. This might seem like a paradox, since shortening maturity does not normally get us better yield in a falling rate environment. But the situation this period was anything but normal. In this rare moment when the short-term federal funds rate remained unchanged while longer-term rates fell below it, we were able to maintain a higher yield by staying shorter. We did this by keeping a larger portion than usual of the Fund's assets in overnight money market securities pegged directly to the federal funds rate. This strategy helped us keep the Fund's yield approximately the same from the beginning of the period to the end.

A look ahead

With investor uncertainty abounding and global economies still struggling, the prospect for U.S. interest rates to fall further remains real. Even though the U.S. economy remains vibrant, with the lowest unemployment rate in years, the Fed is now less concerned about inflation. Indeed, many analysts have already concluded that if global turmoil persists, the Federal Reserve will lower short-term rates even more to help the U.S. economy ward off the effects of slower global growth. In this environment, we'll keep our maturity longer than average until we get closer to year end, when technical market considerations always cause us to briefly shorten maturity to take advantage of buying opportunities. As always, we maintain our focus on providing shareholders with a competitive level of current income, while maintaining stability of principal.
--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

===========================FINANCIAL STATEMENTS=================================

               John Hancock Funds - U.S. Government Cash Reserve

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on September 30, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
Assets:
Investments, in money market instruments,
  at value - Note C:
  U.S. government obligations (cost -  $84,647,539) .............    $84,647,539
  Joint repurchase agreement (cost -  $14,143,000) ..............     14,143,000
                                                                   -------------
                                                                      98,790,539
Cash ............................................................            635
Interest receivable .............................................        911,962
Other assets ....................................................         17,015
                                                                   -------------
                   Total Assets .................................     99,720,151
                   _____________________________________________________________

Liabilities:
  Payable for investments purchased .............................         76,449
  Dividend payable ..............................................         14,986
  Payable to John Hancock Advisers, Inc. ........................
   and affiliates- Note B .......................................         28,602
  Accounts payable and accrued expenses .........................         27,174
                                                                   -------------
                   Total Liabilities ............................        147,211
                   _____________________________________________________________

Net Assets:
 Capital paid-in ................................................     99,572,940
                                                                   -------------
                   Net Assets ...................................    $99,572,940
                   =============================================================

Net Asset Value, Offering Price and
Redemption Price Per Share:
 (Based on 99,572,940  shares of  beneficial  interest
 outstanding-unlimited number of shares authorized
 with $0.01 per share par value)..................................         $1.00
================================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

Statement of Operations
Six months ended September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
Investment Income:
  Interest ...............................................          $ 2,405,310

Expenses:
  Investment management fee -  Note B ....................              215,604
  Transfer agent fee -  Note B ...........................               36,793
  Custodian fee ..........................................               20,260
  Registration and filing fees ...........................               13,590
  Auditing fee ...........................................               10,027
  Financial services fee -  Note B .......................                6,897
  Printing ...............................................                5,031
  Trustees' fees .........................................                3,448
  Legal fees .............................................                1,021
  Miscellaneous ..........................................                  835

                       Total Expenses ....................              313,506
                       ---------------------------------------------------------
                       Less Expense Reductions -
                       Note B ............................             (161,807)
                       ---------------------------------------------------------
                       Net Expenses ......................              151,699
                       ---------------------------------------------------------
                       Net Investment Income .............            2,253,611
                       ---------------------------------------------------------
                       Net Increase in Net Assets
                       Resulting from Operations .........          $ 2,253,611
                       =========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

               John Hancock Funds - U.S. Government Cash Reserve

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                     SIX MONTHS ENDED
                                                                                       YEAR ENDED   SEPTEMBER 30, 1998
                                                                                     MARCH 31, 1998    (UNAUDITED)
                                                                                  ----------------- -------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income ............................................................   $   3,490,309    $   2,253,611
                                                                                     -------------    -------------
Distributions to Shareholders:
Dividends from net investment income ($0.0536 and $0.0262 per share, respectively)      (3,490,309)      (2,253,611)

                                                                                     -------------    -------------
From Fund Share Transactions - Net: * ............................................      19,126,284       25,125,463
                                                                                     -------------    -------------
Net Assets:
Beginning of period ..............................................................      55,321,193       74,447,477
                                                                                     -------------    -------------
End of period ....................................................................   $  74,447,477    $  99,572,940
                                                                                     =============    =============
* Analysis of Fund Share Transactions at $1 Per Share:
Shares sold ......................................................................   $ 293,684,385    $ 112,585,354
Shares issued to shareholders in reinvestment of distributions ...................       3,240,503        2,105,535
                                                                                     -------------    -------------
                                                                                       296,924,888      114,690,889
Less shares repurchased ..........................................................    (277,798,604)     (89,565,426)
                                                                                     -------------    -------------
Net increase .....................................................................   $  19,126,284    $  25,125,463
                                                                                     =============    =============


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS

==========================FINANCIAL STATEMENTS==================================

               John Hancock Funds - U.S. Government Cash Reserve

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                          PERIOD FROM               SIX MONTHS ENDED
                                                              YEAR ENDED MAY 31,         JUNE 1, 1996    YEAR ENDED   SEPTEMBER 30,
                                                        _______________________________   TO MARCH 31,    MARCH 31,      1998
                                                        1993     1994     1995(1)  1996     1997(5)        1998       (UNAUDITED)
                                                       -------- -------- -------- -------  --------      --------     -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................  $1.00    $1.00    $1.00   $1.00     $1.00          $1.00        $1.00
                                                       -------- -------- ------- -------   --------       --------     --------
Net Investment Income.................................   0.03     0.03     0.05    0.05      0.04           0.05         0.03
                                                       -------- -------- ------- -------   --------       --------     --------

Less Distributions:
Dividends from Net Investment Income..................  (0.03)   (0.03)   (0.05)  (0.05)    (0.04)         (0.05)       (0.03)
                                                       -------- -------- ------- -------   --------       --------     --------

Net Asset Value, End of Period........................  $1.00    $1.00    $1.00   $1.00     $1.00          $1.00        $1.00
                                                       ======== ======== ======= =======   ========       ========     =========
Total Investment Return at Net Asset Value(2).........  3.25%    3.04%    5.07%   5.59%     4.37%(6)        5.43%       2.62%(6)
Total Adjusted Investment Return at
Net Asset Value(2,3)..................................  2.93%    2.74%    4.69%   4.84%     3.93%(6)        5.02%       2.43%(6)
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)............ $123,106  $94,408  $29,131 $28,907   $55,321         $74,447     $99,573
Ratio of Expenses to Average Net Assets...............  0.35%    0.35%    0.35%   0.35%     0.35%(7)        0.35%       0.35%(7)
Ratio of Adjusted Expenses to Average Net Assets(4)...  0.67%    0.65%    0.73%   1.10%     0.88%(7)        0.76%       0.73%(7)
Ratio of Net Investment Income to Average Net Assets..  3.19%    2.96%    4.79%   5.41%     5.15%(7)        5.30%       5.23%(7)
Ratio of Adjusted Net Investment Income to Average
   Net Assets(4)......................................  2.87%    2.66%    4.41%   4.66%     4.62%(7)        4.89%       4.85%(7)

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend  reinvestment.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee  reduction.
(5) Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.
(6) Not annualized.
(7) Annualized.

The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

               John Hancock Funds - U.S. Government Cash Reserve

Schedule of Investments
September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by U.S. Government Cash Reserve on September 30, 1998. It's divided into two types of short-term investments.

                                                                          PAR VALUE
                                                           INTEREST        (000s         MARKET
ISSUER, DESCRIPTION                                          RATE         OMITTED)       VALUE
-------------------                                          ----         --------       -----
U.S. GOVERNMENT OBLIGATIONS
Governmental -D U.S. Agencies (85.01%)
   Federal Farm Credit Bank,
     10-01-98.....................................          5.530%         $150        $150,000
   Federal Farm Credit Bank,
     11-02-98.....................................          5.353*        3,000       2,999,553
   Federal Farm Credit Bank,
     03-25-99.....................................          7.550           150         151,331
   Federal Home Loan Bank,
     10-01-98.....................................          5.400        25,000      25,000,000
   Federal Home Loan Bank,
     10-08-98 #...................................          5.750         2,000       2,000,000
   Federal Home Loan Bank,
     10-28-98.....................................          4.960         1,100       1,099,403
   Federal Home Loan Bank,
     11-25-98.....................................          9.250         2,170       2,181,111
   Federal Home Loan Bank,
     01-25-99.....................................          9.300         1,500       1,516,454
   Federal Home Loan Bank,
     02-26-99.....................................          5.450           275         274,709
   Federal Home Loan Bank,
     03-02-99.....................................          5.610         6,000       6,000,000
   Federal Home Loan Mortgage Corp.,
     01-25-99.....................................          5.340           120         119,848
   Federal National Mortgage Association,
     10-09-98.....................................          6.010           100         100,001
   Federal National Mortgage Association,
     10-13-98 #...................................          6.375           500         500,103
   Federal National Mortgage Association,
     10-14-98 #...................................          6.240         1,200       1,200,252
   Federal National Mortgage Association,
     10-15-98.....................................          4.875         1,500       1,499,537
   Federal National Mortgage Association,
     10-23-98.....................................          5.380*        5,130       5,128,934
   Federal National Mortgage Association,
     10-26-98.....................................          4.750         1,620       1,618,994

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

               John Hancock Funds - U.S. Government Cash Reserve

                                                                          PAR VALUE
                                                           INTEREST        (000s         MARKET
ISSUER, DESCRIPTION                                          RATE         OMITTED)       VALUE
-------------------                                          ----         --------       -----

Governmental - U.S. Agencies (continued)
   Federal National Mortgage Association,
     11-10-98.....................................          5.050%          $400        $399,668
   Federal National Mortgage Association,
     11-20-98.....................................          5.660            595         594,951
   Federal National Mortgage Association,
     12-21-98.....................................          5.820             50          49,963
   Federal National Mortgage Association,
     02-23-99.....................................          5.410            748         746,830
   Federal National Mortgage Association,
     02-26-99.....................................          5.370            275         274,623
   Federal National Mortgage Association,
     05-05-99.....................................          5.630          1,000         999,615
   Federal National Mortgage Association,
     05-10-99.....................................          6.240          1,000       1,003,448
   Federal National Mortgage Association,
     06-24-99.....................................          6.600            985         991,572
   Private Export Funding Corp.,
     10-30-98.....................................          9.100          1,500       1,503,898
   Private Export Funding Corp.,
     03-31-99.....................................          9.500             75          76,429
   Student Loan Marketing Association,
     11-10-98.....................................          4.733*         5,000       4,998,603
   Student Loan Marketing Association,
     12-16-98 #...................................          5.510         10,000      10,000,000
   Student Loan Marketing Association,
     12-17-98.....................................          5.740            670         670,102
   Student Loan Marketing Association,
     01-25-99.....................................          7.723            800         805,010
   Student Loan Marketing Association,
     02-22-99.....................................          4.743*        10,000       9,992,597
                                                                                      ----------
                                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                (Cost $84,647,539)       (85.01%)     84,647,539
                                                                         --------     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

               John Hancock Funds - U.S. Government Cash Reserve

                                                                          PAR VALUE
                                                           INTEREST        (000s         MARKET
ISSUER, DESCRIPTION                                          RATE         OMITTED)       VALUE
-------------------                                          ----         --------       -----
JOINT REPURCHASE  AGREEMENT (14.20%)
 Investment in a joint repurchase  agreement transaction
 with Toronto  Dominion  Securities USA,
 Inc.- Dated 09-30-98,
 due 10-01-98 (Secured by U.S. Treasury Bond,  8.875%,
 due 02-15-19 and U.S. Treasury Notes, 5.75% thru 7.50%,
 due 01-15-00 thru 11-15-01)- Note A.....................   5.580%         $14,143     $14,143,000
                                                                                        ----------
                                  TOTAL JOINT REPURCHASE AGREEMENT
                                                (Cost $14,143,000)         (14.20%)     14,143,000
                                                                           --------     ----------
                                                 TOTAL INVESTMENTS         (99.21%)     98,790,539
                                                                           --------     ----------
                                 OTHER ASSETS AND LIABILITIES, NET          (0.79%)        782,401
                                                                           --------     ----------
                                                  TOTAL NET ASSETS        (100.00%)    $99,572,940
                                                                          ========      ==========
* Floating rate note. Stated interest rate in effect as of September 30, 1998.

# Call date.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                        SEE NOTES TO FINANCIAL STATEMENTS

========================NOTES TO FINANCIAL STATEMENTS===========================

               John Hancock Funds - U.S. Government Cash Reserve

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES
John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock U.S. Government Cash Reserve (the "Fund") and John Hancock Money Market Fund (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining liquidity and preserving capital.

   Significant accounting  policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $1 billion, collectively. The Fund is permitted to borrow only from the uncommitted portion of the unsecured lines of credit, which totals $500 million. Interest is charged to each fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating funds. The Fund had no borrowing activity for the period ended September 30, 1998.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next $500,000,000, (e) 0.325%
of the next $500,000,000, (f) 0.300% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

========================NOTES TO FINANCIAL STATEMENTS===========================

               John Hancock Funds - U.S. Government Cash Reserve

         The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net asset value. Accordingly, for the period ended September 30, 1998, the reduction in the Fund's expenses collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $161,807. The Adviser reserves the right to terminate this limitation in the future.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Payment of fees under the Distribution Plan has been suspended until further notice is given to the shareholders.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturity of securities, including discount earned on investment securities, during the period ended September 30, 1998, aggregated $2,167,368,633 and $2,145,726,487, respectively.
         The cost of investments owned at September 30, 1998 (including the joint repurchase agreement) for federal income tax purposes was $98,790,539.

====================================NOTES=======================================

               John Hancock Funds - U.S. Government Cash Reserve

====================================NOTES=======================================

               John Hancock Funds - U.S. Government Cash Reserve

====================================NOTES=======================================

               John Hancock Funds - U.S. Government Cash Reserve

================================================================================

                                                                 ---------------
[LOGO] JOHN HANCOCK FUNDS                                           Bulk Rate
       A Global Investment Management Firm                        U.S. Postage
                                                                      PAID
101 Huntington Avenue, Boston, MA 02199-7603                      Randolph, MA
1-800-755-4371  1-800-554-6713 (TDD)                              Permit No. 75
Internet: www.jhancock.com/funds                                 ---------------

--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock U.S. Government Cash Reserve. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating polices.

[Recycle Logo] Printed on Recycled Paper

                                                                     430OSA 9/98
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